UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 31, 2006 – June 30, 2006

Item 1. Report to Stockholders.

Semi-Annual Report

June 30, 2006

Board of Managers of

The Accumulation Fund:

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

During the first six months of 2006, based on the Russell indices, large cap stocks underperformed mid and small capitalization stocks, and value stocks led growth stocks among all market caps.

Although the pace of corporate earnings growth has slowed from recent quarters, profits remained healthy in the first six months of the year. With stocks trailing earnings momentum, price-to-earnings ratios (valuations) have become more attractive.

Against this backdrop, the portfolio underperformed the Russell 1000 Growth Index during the first half of 2006. Stock selection in leisure and technology, and an underweighting in industrial goods and services detracted the most from relative performance. The special products and services sector had a positive impact on relative performance. The portfolio’s philosophy and approach remain consistent.

With aggregate earnings growth in the market likely to decelerate, the continued focus of this large cap growth portfolio is on companies which we believe are better able to sustain solid fundamentals. Though the portfolio is well diversified and invested across all sectors, the biggest overweights remain in technology and health care. We believe that technology stocks have the potential to deliver attractive long term revenue and earnings growth and superior returns on capital. We believe these stocks are trading at valuations that are attractive compared to the market as a whole. Key overweights were in pharmaceuticals, biotechnology and medical equipment.

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
The Paul Revere Variable Annuity
Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

UnumProvident paid all expenses relative to the operation of The Paul Revere Variable Annuity Contract Accumulation Fund (the “Fund”) including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2005, was $7,200.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of The Paul Revere Variable Annuity Insurance Company (“PRV”). None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the Securities and Exchange Commission (“SEC”) website, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of Managers of the Registrant, and is available, without charge, upon request, toll-free at 1-800-718-8824 for contractowners to call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
H. C. Goodwin (71) 24 Waters Road Sutton, MA 01590	Member, Board of Managers	2004-2007 4 years of service	President of Manufacturers Service Center, Inc.	2	None

Gordon T. Miller (84) 14 Eastwood Road Shrewsbury, MA 01545	Vice Chairman, Board of Managers	2004-2007 37 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (antivibration products)	2	None

Joan Sadowsky (76) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2003-2006 20 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
Donald E.Boggs* (61) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2004-2007 8 years of service	Retired, Senior Vice President UnumProvident Corporation Chattanooga, Tennessee	2	None

David G. Fussell* (59) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2003-2006 4 years of service	Senior Vice President UnumProvident Corporation, Chattanooga, Tennessee	2	None

*	Officers of PRV, (the investment advisor, underwriter and sponsoring insurance company) and other subsidiaries within the UnumProvident Corporation holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

The Paul Revere Variable Annuity Contract Accumulation Fund

Financial Statements

(Unaudited)

June 30, 2006

Statement of Assets and Liabilities

(Unaudited)

	June 30, 2006
	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS
Investments in securities at market value
(Cost: Series Q - $8,686,805)
(Cost: Series N - $1,366,509)
(see Schedule of Investments)	$8,758,950	$1,373,204
Cash	640	72,864
Dividends and Interest receivable	5,717	946
Receivable for investments sold	323,000	—
Receivable from the Paul Revere Variable Annuity Insurance Company	311	55

Total assets	9,088,618	1,447,069

LIABILITIES

Payable for investments purchased	315,133	—
Payable to The Paul Revere Variable Annuity Insurance Company	25,368	5,791

Total liabilities	340,501	5,791

TOTAL NET ASSETS	$8,748,117	$1,441,278

CONTRACT OWNERS’ EQUITY

Deferred contracts terminable by owner	$7,073,208	$699,637
Currently payable contracts	1,674,909	741,641

Total net assets	$8,748,117	$1,441,278

ACCUMULATION UNITS OUTSTANDING	732,680	124,828

NET ASSET VALUE PER ACCUMULATION UNIT	$11.940	$11.546

See accompanying notes to financial statements.

Statements of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2006 Series Q (Qualified)	Year Ended December 31, 2005 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(30,024)	$(72,553)
Net realized gain on investments	214,430	544,103
Net decrease in unrealized appreciation of investments	(502,222)	(344,677)

Increase (decrease) in net assets from operations	(317,816)	126,873

Payments to contract owners:
Annuity payments to contract owners	123,132	245,149
Terminations and withdrawals to contract owners	315,337	107,267

Total payments to contract owners	438,469	352,416

Total decrease in net assets	(756,285)	(225,543)

NET ASSETS

Beginning of period	9,504,402	9,729,945

End of period	$8,748,117	$9,504,402

	Six Months Ended June 30, 2006 Series N (Non-Qualified)	Year Ended December 31, 2005 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(8,242)	$(17,411)
Net realized gain on investments	44,618	99,697
Net decrease in unrealized appreciation of investments	(92,030)	(56,338)

Increase (decrease) in net assets from operations	(55,654)	25,948
Contract receipts:
Gross purchase payments received	—	279
Deductions from purchase payments	—	8

Net purchase payments received	—	271
Payments to contract owners:
Annuity payments to contract owners	26,730	53,459
Terminations and withdrawals to contract owners	5,450	40,559

Total payments to contract owners	32,180	94,018

Net contract payments to contract owners	(32,180)	(93,747)

Total decrease in net assets	(87,834)	(67,799)

NET ASSETS

Beginning of period	1,529,112	1,596,911

End of period	$1,441,278	$1,529,112

See accompanying notes to financial statements.

Statement of Operations

(Unaudited)

Six Months Ended June 30, 2006 Series Q (Qualified)
INVESTMENT LOSS

Income:
Dividends	$42,413
Interest	3,628

Total income	46,041

Expenses:
Mortality and expense risk fees	46,543
Investment management and advisory service fees	23,272
Professional services	6,250

Total expenses	76,065

Net investment loss	(30,024)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments sold	214,430
Net decrease in unrealized appreciation of investments	(502,222)

Net realized and unrealized loss on investments	(287,792)

Decrease in net assets from operations	$(317,816)

Six Months Ended June 30, 2006 Series N (Non-Qualified)
INVESTMENT LOSS

Income:
Dividends	$6,850
Interest	55

Total income	6,905

Expenses:
Mortality and expense risk fees	7,598
Investment management and advisory service fees	3,799
Professional services	3,750

Total expenses	15,147

Net investment loss	(8,242)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments sold	44,618
Net decrease in unrealized appreciation of investments	(92,030)

Net realized and unrealized loss on investments	(47,412)

Decrease in net assets from operations	$(55,654)

See accompanying notes to financial statements.

Schedule of Investments

June 30, 2006

(Unaudited)

Securities of Unaffiliated Companies	Number of Shares	Series Q (Qualified)		% of Net Assets	Number of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks

Aerospace & Military Technology
Boeing Company	500	$39,965	$40,955		100	$7,993	$8,191
United Technologies Corporation	2,570	133,053	162,989		430	22,134	27,271

		173,018	203,944	2.33%		30,127	35,462	2.46%

Agriculture
Monsanto Company	1,100	94,567	92,609	1.06%	150	12,982	12,628	0.88%

Beverages
PepsiCo, Inc.	1,660	82,336	99,666	1.14%	280	13,961	16,811	1.17%

Broadcasting & Media
Grupo Televisa S.A. *	3,110	62,212	60,054	0.69%	520	10,402	10,041	0.70%

Business Services
Accenture, Ltd. Class A	1,080	31,898	30,586		180	5,316	5,098
Cintas Corporation *	1,130	47,707	44,929		190	8,019	7,554
Sysco Corporation	2,330	73,624	71,205		390	12,324	11,918

		153,229	146,720	1.68%		25,659	24,570	1.70%

Computer Systems & Services
Adobe Systems, Inc.	4,000	148,934	121,440		660	24,822	20,038
Apple Computer, Inc. *	1,630	107,124	93,106		240	15,988	13,709
Automatic Data Processing, Inc.	1,000	46,189	45,350		200	9,238	9,070
EBay, Inc. *	2,000	67,789	58,580		330	11,198	9,666
Electronic Arts, Inc. *	3,590	194,895	154,514		600	32,577	25,824
EMC Corporation	16,110	207,291	176,727		2,670	34,019	29,290
First Data Corporation	4,090	193,128	184,214		660	31,115	29,726
Google, Inc. Class A *	550	219,685	230,631		45	18,026	18,870
Hewlett Packard Company	3,190	107,311	101,059		550	18,502	17,424
International Game Technology, Inc.	2,880	103,537	109,267		480	17,253	18,211
Microsoft Corporation	6,920	178,931	161,236		1,100	28,722	25,630
Oracle Corporation *	11,500	148,944	166,635		1,910	24,665	27,676
SanDisk Corporation *	1,280	56,876	65,254		210	9,319	10,706
Yahoo!, Inc. *	3,540	116,988	116,820		610	20,151	20,130

		1,897,622	1,784,833	20.40%		295,595	275,970	19.15%

Conglomerate
Danaher Corporation	820	54,178	52,742		140	9,252	9,005
General Electric Company	9,730	343,760	320,701		1,650	58,209	54,384
3M Company	580	45,263	46,847		100	7,812	8,077

		443,201	420,290	4.80%		75,273	71,466	4.96%

Consumer Goods & Services
Colgate-Palmolive Company	670	37,962	40,133		110	6,233	6,589
Ecolab, Inc.	1,370	52,398	55,595		230	8,796	9,333
NIKE, Inc. Class B	1,800	151,060	145,800		300	25,121	24,300
Proctor & Gamble Company	4,380	250,967	243,528		680	38,876	37,808

		492,387	485,056	5.54%		79,026	78,030	5.41%

Electronics
Harman International Industries, Inc.	990	101,472	84,516		160	16,379	13,659
LG.Philips LCD Company, Ltd. *	1,980	42,384	35,878		330	7,064	5,980

		143,856	120,394	1.38%		23,443	19,639	1.36%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2006

(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks-Continued

Energy Services
GlobalSantaFe Corporation	2,110	$83,787	$121,852		350	$13,736	$20,213
Noble Corporation	940	67,165	69,955		160	11,742	11,907
Transocean, Inc. *	290	24,314	23,293		50	4,192	4,016
Weatherford International, Ltd. *	2,160	93,691	107,179		360	15,621	17,863
Praxair, Inc.	440	23,808	23,760		70	3,788	3,780

		292,765	346,039	3.96%		49,079	57,779	4.01%

Financial Institutions
American Express Company	2,860	140,815	152,209		480	23,706	25,546
Chicago Mercantile Exchange Holdings, Inc. Class A	320	149,844	157,168		40	18,751	19,646
Merrill Lynch & Company., Inc.	430	25,733	29,911		70	4,189	4,869
Morgan Stanley	1,130	69,145	71,427		190	11,626	12,010
UBS AG	760	86,055	83,372		120	13,588	13,164
SLM Corporation	1,820	96,592	96,314		300	16,034	15,876

		568,184	590,401	6.75%		87,894	91,111	6.32%

Health Services
UnitedHealth Group, Inc.	980	62,486	43,884	0.50%	180	11,477	8,060	0.56%

Insurance
American International Group, Inc.	740	50,719	43,697	0.50%	120	8,302	7,086	0.49%

Leisure & Tourism
Carnival Corporation	860	44,298	35,896		140	7,231	5,844
Harrah’s Entertainment, Inc.	980	68,050	69,756		160	11,162	11,389
Las Vegas Sands Corporation *	1,040	67,482	80,974		220	14,516	17,129
MGM Mirage, Inc. *	1,520	67,389	62,016		290	12,901	11,832
Starwood Hotels & Resorts Worldwide, Inc.	1,500	79,274	90,510		220	11,333	13,275

		326,493	339,152	3.88%		57,143	59,469	4.13%

Machinery
Deere & Company	810	67,954	67,627		100	8,484	8,349
Rockwell Automation, Inc.	990	71,287	71,290		200	14,296	14,402

		139,241	138,917	1.59%		22,780	22,751	1.58%

Manufacturing
Cooper Industries, Ltd. Class A	340	18,885	31,593	0.36%	60	3,927	5,575	0.39%

Medical & Health Products
Allergan, Inc.	340	24,364	36,468		60	4,300	6,436
Amgen, Inc. *	2,320	146,081	151,334		390	24,693	25,440
Celgene Corporation *	2,460	88,313	116,678		410	14,718	19,446
C R Bard	750	52,131	54,945		120	8,328	8,791
DENTSPLY International, Inc.	1,320	76,004	79,992		220	12,663	13,332
Eli Lilly and Company	2,230	128,954	123,252		370	22,258	20,450
Genzyme Corporation *	2,570	145,353	156,898		430	24,724	26,251
Gilead Sciences Inc. *	1,730	90,891	102,347		290	15,114	17,156
Johnson & Johnson	3,310	190,149	198,335		530	30,169	31,758
Medtronic, Inc.	2,760	146,408	129,499		460	24,301	21,583
Roche Holdings, Ltd. ADR *	1,300	97,039	107,237		200	14,929	16,498
St. Jude Medical, Inc. *	1,810	73,765	58,680		300	12,220	9,726
Wyeth	3,970	155,841	176,308		660	25,459	29,311

		1,415,293	1,491,973	17.05%		233,876	246,178	17.08%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2006

(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks-Continued

Semiconductors
Intel Corporation	9,740	$232,935	$184,573		1,620	$38,629	$30,699
Marvell Technology Group, Ltd. *	1,820	100,702	80,681		300	16,592	13,299
Xilinx, Inc.	3,680	103,475	83,352		610	17,283	13,817

		437,112	348,606	3.98%		72,504	57,815	4.01%

Stores
Chico’s FAS, Inc. *	1,850	75,539	49,913		310	12,647	8,364
CVS Corporation	3,900	97,539	119,730		650	16,607	19,955
Home Depot, Inc.	2,330	98,071	83,391		400	16,776	14,316
Kohl’s Corporation *	1,300	68,488	76,856		170	8,962	10,050
Lowe’s Companies, Inc.	710	37,820	43,076		120	6,892	7,280
Staples, Inc.	2,800	72,466	68,096		460	11,904	11,187
Target Corporation	1,820	70,372	88,943		300	11,562	14,661
W.W. Grainger, Inc.	100	7,268	7,523
Williams Sonoma, Inc. *	1,870	78,843	63,673		310	12,917	10,555
Wal-Mart Stores, Inc.	4,610	229,948	222,064		770	38,168	37,091

		836,354	823,265	9.41%		136,435	133,459	9.26%

Telecommunications
Amdocs, Ltd ADR *	4,370	127,219	159,942		720	21,105	26,352
America Movil SA	1,550	51,433	51,553		260	8,627	8,648
Cisco Systems, Inc. *	13,520	233,219	264,046		2,250	39,155	43,942
Corning Inc. *	7,420	112,507	179,490		1,210	19,632	29,270
Juniper Networks, Inc. *	1,280	29,255	20,467		210	4,800	3,358

		553,633	675,498	7.72%		93,319	111,570	7.74%
Transportation
FedEx Corporation	1,230	113,716	143,738		210	19,975	24,541
Norfolk Southern Corporation	390	21,631	20,756		60	3,330	3,193

		135,347	164,494	1.88%		23,305	27,734	1.92%

Total Common Stocks		8,378,940	8,451,085	96.60%		1,366,509	1,373,204	95.28%

Short Term Investment
AIG Funding, Inc.
5.26% due July 3, 2006	308,000	307,865	307,865	3.52%

Total Investments		$8,686,805	8,758,950	100.12%		$1,366,509	1,373,204	95.28%

Other Assets Less Liabilities			(10,833)	-0.12%			68,074	4.72%

Total Net Assets			$8,748,117	100.00%			$1,441,278	100.00%

*	Non – income producing security.

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios

(Unaudited)

	Six Months Ended June 30, 2006	Years Ended December 31
		2005	2004	2003	2002	2001
PER UNIT DATA (a)
Series Q (Qualified)

Investment income	$0.064	$0.111	$0.155	$0.093	$0.099	$0.094
Expenses	0.106	0.209	0.192	0.172	0.180	0.226

Net investment loss	(0.042)	(0.098)	(0.037)	(0.079)	(0.081)	(0.132)
Net realized and unrealized losses on investments	(0.400)	0.269	0.760	2.272	(4.481)	(4.577)

Net increase (decrease) in net asset value	(0.442)	0.171	0.723	2.193	(4.562)	(4.709)
Accumulation unit net asset value:
Beginning of period	12.382	12.211	11.488	9.295	13.857	18.566

End of period	$11.940	$12.382	$12.211	$11.488	$9.295	$13.857

Series N (Non-Qualified)

Investment income	$0.055	$0.109	$0.173	$0.087	$0.094	$0.090
Expenses	0.122	0.253	0.260	0.199	0.204	0.251

Net investment loss	(0.067)	(0.144)	(0.087)	(0.112)	(0.110)	(0.161)
Net realized and unrealized losses on investments	(0.380)	0.358	0.735	2.241	(4.563)	(5.177)

Net decrease in net asset value	(0.447)	0.214	0.648	2.129	(4.673)	(5.338)
Accumulation unit net asset value:
Beginning of period	11.993	11.779	11.131	9.002	13.675	19.013

End of period	$11.546	$11.993	$11.779	$11.131	$9.002	$13.675

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period and do not include any sales loads.

	Six Months Ended June 30, 2006		Years Ended December 31
			2005	2004	2003	2002	2001
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.65	%*	1.65%	1.65%	1.67%	1.63%	1.55%
Net investment loss to average accumulation fund balance	(0.65	%)*	(0.77%)	(0.31%)	(0.77%)	(0.73%)	(0.90%)
Portfolio turnover rate	53%		74%	94%	83%	102%	79%
Accumulation units outstanding at the end of the period (in thousands)	733		768	797	826	859	925

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	2.02	%*	2.01%	1.97%	2.00%	1.91%	1.70%
Net investment loss to average accumulation fund balance	(1.10	%)*	(1.14%)	(0.66%)	(1.12%)	(1.03%)	(1.09%)
Portfolio turnover rate	53%		74%	93%	83%	104%	78%
Accumulation units outstanding at the end of the period (in thousands)	125		128	136	156	163	182

*	Annualized

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2006

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at June 30, 2006, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

June 30, 2006

(Unaudited)

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by UnumProvident Corporation. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
June 30, 2006	$4,859,353	$5,646,733	$781,510	$879,589
December 31, 2005	$6,989,860	$7,323,795	$1,130,222	$1,239,710

At June 30, 2006, net unrealized appreciation of investments in Series Q, amounting to $72,145, consisted of unrealized gains of $546,312 and unrealized losses of $474,167, net unrealized appreciation of investments in Series N, amounting to $6,695, consisted of unrealized gains of $86,264 and unrealized losses of $79,569.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Units outstanding at beginning of period	767,596	796,795

Units withdrawn from contracts:
Annuity payments	9,960	20,372
Terminations and withdrawals	24,956	8,827

Net units withdrawn	34,916	29,199

Units outstanding at end of period	732,680	767,596

	Series N (Non-Qualified)
	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Units outstanding at beginning of period	127,504	135,576
Units withdrawn from contracts:
Annuity payments	2,230	4,745
Terminations and withdrawals	446	3,492

Net units withdrawn	2,676	(8,072)

Units outstanding at end of period	124,828	127,504

Item 2. Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The Fund has assets of under $12 million. It has no audit committee and no audit committee financial expert. The Board of Managers of the Fund consists of independent directors that control 3/5 of the Board. The Board receives quarterly reports on the transactions in the Fund. Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund.

Item 4. Principal Accountant Fees and Services.

All audit and other fees paid to the auditors for work related to the Fund are paid by UnumProvident and are not charged to or paid from the Fund.

Audit Fees – Ernst & Young LLP billed UnumProvident $16,100.00 for the audit of the financial statements of the Fund for 2005, and $15,100.00 for the audit of the financial statements of the Fund for 2004.

Audit-Related Fees – The aggregate fees for audit-related services rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser in 2005 and 2004 for such services were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to the Fund for fiscal years ended December 31, 2005, and December 31, 2004, were $0.00 and $0.00.

All Other Fees – The aggregate fees rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser, or UnumProvident for such services to the Fund in 2005 and 2004 were $0.00 and $0.00.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of investments is included as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (identify beginning and ending dates)
Month #2 (identify beginning and ending dates)
Month #3 (identify beginning and ending dates)
Month #4 (identify beginning and ending dates)
Month #5 (identify beginning and ending dates)
Month #6 (identify beginning and ending dates)

Total

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 29, 2006.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 29, 2006.